BALANCE SHEET DETAILS - CURRENT ASSETS AND CURRENT LIABILITIES - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Balance Sheet Related Disclosures [Abstract]
Inventory write-downs	$ 19	$ 2	$ 44	$ 400